N-2	Jul. 29, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001990804
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	ABX Longevity Growth and Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price)(2)	5%
Redemption Fee(3)	1%

(1) The amounts presented in the table estimates the amounts the Fund expects to pay during its first 12 months of operation. The purpose of the table above is to assist you to understand the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.

(2) Investors purchasing shares may be charged a sales load of up to 5% of the investment amount. The table assumes the maximum sales load is charged. See “Purchasing Shares” in the “DISTRIBUTION AND SHAREHOLDER SERVICE PLAN” Section below.

(3) Shareholders may be subject to a redemption fee on shares repurchased during the first 365 days after their purchase.

Sales Load [Percent]	5.00%	[1],[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[2],[3]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common shares)
Management Fees(4)	1.45% per annum
Other Expenses(5)
Shareholder Servicing Expenses(6)	0.15%
Distribution Fee(7)	0.70%
Remaining Other Expenses(8)	0.70%
Expense Limitation or Reimbursement(9)	(1.25)%
Total Annual Expenses (after Expense Limitation or Reimbursement)	1.75%

(4) The Management Fee presented may be adjusted downward, but never upward, as more fully described on page 8.

(5) Amounts assume that the Fund sells $50,000,000 worth of shares during the Fund’s first 12 months and that the Fund’s net offering proceeds from such sales equal $47,500,000. Expenses are estimated based on estimated amounts for the current fiscal year. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund sells during the period. For example, if the Fund were to raise proceeds significantly less than this amount over the following 12 months, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $50,000,000 worth of shares during the 12 months following the date on which this Registration Statement first becomes effective (the “Effective Date”).

(6) The Fund may charge a shareholder servicing fee at an annual rate not to exceed 0.15% of the average daily net assets attributable to shares and is calculated as of the end of each calendar month. The Fund may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of their clients who hold shares of the Fund. Such services may include, among others, responding to investor inquiries and providing information regarding investments in the Fund; processing purchase, exchange, and redemption requests by beneficial owners; placing orders with the Fund or its service providers; providing sub accounting with respect to shares beneficially owned by investors; and processing dividend payments for the Fund on behalf of investors. For more information regarding Shareholder Servicing Expenses, see “DISTRIBUTION AND SHAREHOLDER SERVICE PLAN.”

(7) Shareholders may pay to the Distributor a Distribution Fee that accrues at an annual rate not to exceed 0.70% of the average daily net assets attributable to shares and is calculated as of the end of each calendar month. See “DISTRIBUTION AND SHAREHOLDER SERVICE PLAN.”

(8) Other expenses include, but are not limited to, fees for Fund accounting and regulatory and legal administration, transfer agent fees, custodial fees, legal and auditing fees of the Fund, Organizational Expenses (as defined on page 27), and N-PORT and N-CEN service fees, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees (as defined below).

(9) The Manager has entered into an Amended and Restated Expense Deferral Agreement (the “Expense Deferral Agreement”) with the Fund, whereby the Manager has contractually agreed for a period commencing on July 24, 2026 through, at a minimum, July 31, 2027 to (a) reduce the fees payable to it under the Investment Management Agreement (but not below zero) and (b) pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund exclusive of (i) acquired fund fees and expenses; (ii) transaction costs, including legal costs and brokerage and clearing costs and commissions, associated with the acquisition and disposition of any investments; (iii) interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), if any; (iv) fees and expenses in connection with any credit facilities; (v) taxes; (vi) dividends on securities sold short, if any; (vii) litigation and indemnification expenses and judgements; and (viii) extraordinary expenses (as determined in the sole discretion of the Manager) not incurred in the ordinary course of the Fund’s business, in each case, unless otherwise noted above, incurred by the Fund ((i) through (viii), collectively, the “Excluded Expenses”) to the annual rate of 1.75% of the average daily net assets attributable to each class of shares (if applicable) of the Fund (the “Expense Cap”). Expenses borne by the Manager or reimbursed to the Fund pursuant to the Expense Deferral Agreement are referred to below as “Deferred Fees and Expenses.” Where applicable, with respect to each class of shares, the Fund agrees to repay the Manager the Deferred Fees and Expenses. Such repayment shall be made monthly, but, with respect to each class of shares of the Fund, only if the operating expenses of such class of shares (exclusive of the Excluded Expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets attributable to such class of shares) that does not exceed the lesser of (i) the Expense Cap (exclusive of the Excluded Expenses) with respect to such class of shares, and (ii) any other expense cap (exclusive of any excluded expenses) in effect with respect to such class of shares at the time of payment. Furthermore, the amount of Deferred Fees and Expenses paid by the Fund in any month, with respect to a class of shares of the Fund shall be limited so that the sum of (A) the amount of such payment and (B) the other operating expenses of the Fund with respect to such class of shares (exclusive of the Excluded Expenses) does not exceed the lesser of (I) the Expense Cap (exclusive of the Excluded Expenses) with respect to such class of shares, and (II) any expense cap (exclusive of any excluded expenses) in effect with respect to such class of shares at the time of payment. Notwithstanding all of the foregoing, Deferred Fees and Expenses shall not be payable by the Fund with respect to amounts paid, waived, or reimbursed by the Manager more than thirty-six (36) months after the date such amounts are paid, waived or reimbursed by the Manager. The Expense Deferral Agreement will continue in effect until July 31, 2027, provided, however, that the Fund’s obligation to repay Deferred Fees and Expenses, subject to the conditions described above, shall survive the expiration or termination of the agreement. The Manager may not terminate the Expense Deferral Agreement without the consent of the Board.

Management Fees [Percent]	1.45%	[2],[4]
Distribution/Servicing Fees [Percent]	0.70%	[2],[5],[6]
Loan Servicing Fees [Percent]	0.15%	[2],[5],[7]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.70%	[2],[5],[8]
Total Annual Expenses [Percent]	1.75%	[2]
Waivers and Reimbursements of Fees [Percent]	(1.25%)	[2],[9]
Expense Example [Table Text Block]

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment. The example assumes annual expenses attributable to shares remain unchanged (other than the Amortized Offering Expenses line as disclosed in the table above) from the levels described in the table above (excluding any Acquired Fund Fees and Expenses) and shares earn a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
NAV	$18	$77	$152	$374
5% Load	$68	$145	$297	$671

Purpose of Fee Table , Note [Text Block]	The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percent of offering price
Other Expenses, Note [Text Block]	Other expenses include, but are not limited to, fees for Fund accounting and regulatory and legal administration, transfer agent fees, custodial fees, legal and auditing fees of the Fund, Organizational Expenses (as defined on page 27), and N-PORT and N-CEN service fees, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees (as defined below).
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee presented may be adjusted downward, but never upward, as more fully described on page 8.
NAV [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 18
Expense Example, Years 1 to 3	77
Expense Example, Years 1 to 5	152
Expense Example, Years 1 to 10	374
Five Percentage Load [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	68
Expense Example, Years 1 to 3	145
Expense Example, Years 1 to 5	297
Expense Example, Years 1 to 10	$ 671

[1]	Investors purchasing shares may be charged a sales load of up to 5% of the investment amount. The table assumes the maximum sales load is charged. See “Purchasing Shares” in the “DISTRIBUTION AND SHAREHOLDER SERVICE PLAN” Section below.
[2]	The amounts presented in the table estimates the amounts the Fund expects to pay during its first 12 months of operation. The purpose of the table above is to assist you to understand the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.
[3]	Shareholders may be subject to a redemption fee on shares repurchased during the first 365 days after their purchase.
[4]	The Management Fee presented may be adjusted downward, but never upward, as more fully described on page 8.
[5]	Amounts assume that the Fund sells $50,000,000 worth of shares during the Fund’s first 12 months and that the Fund’s net offering proceeds from such sales equal $47,500,000. Expenses are estimated based on estimated amounts for the current fiscal year. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund sells during the period. For example, if the Fund were to raise proceeds significantly less than this amount over the following 12 months, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $50,000,000 worth of shares during the 12 months following the date on which this Registration Statement first becomes effective (the “Effective Date”).
[6]	Shareholders may pay to the Distributor a Distribution Fee that accrues at an annual rate not to exceed 0.70% of the average daily net assets attributable to shares and is calculated as of the end of each calendar month. See “DISTRIBUTION AND SHAREHOLDER SERVICE PLAN.”
[7]	The Fund may charge a shareholder servicing fee at an annual rate not to exceed 0.15% of the average daily net assets attributable to shares and is calculated as of the end of each calendar month. The Fund may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of their clients who hold shares of the Fund. Such services may include, among others, responding to investor inquiries and providing information regarding investments in the Fund; processing purchase, exchange, and redemption requests by beneficial owners; placing orders with the Fund or its service providers; providing sub accounting with respect to shares beneficially owned by investors; and processing dividend payments for the Fund on behalf of investors. For more information regarding Shareholder Servicing Expenses, see “DISTRIBUTION AND SHAREHOLDER SERVICE PLAN.”
[8]	Other expenses include, but are not limited to, fees for Fund accounting and regulatory and legal administration, transfer agent fees, custodial fees, legal and auditing fees of the Fund, Organizational Expenses (as defined on page 27), and N-PORT and N-CEN service fees, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees (as defined below).
[9]	The Manager has entered into an Amended and Restated Expense Deferral Agreement (the “Expense Deferral Agreement”) with the Fund, whereby the Manager has contractually agreed for a period commencing on July 24, 2026 through, at a minimum, July 31, 2027 to (a) reduce the fees payable to it under the Investment Management Agreement (but not below zero) and (b) pay any operating expenses of the Fund, to the extent necessary to limit the operating expenses of the Fund exclusive of (i) acquired fund fees and expenses; (ii) transaction costs, including legal costs and brokerage and clearing costs and commissions, associated with the acquisition and disposition of any investments; (iii) interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts), if any; (iv) fees and expenses in connection with any credit facilities; (v) taxes; (vi) dividends on securities sold short, if any; (vii) litigation and indemnification expenses and judgements; and (viii) extraordinary expenses (as determined in the sole discretion of the Manager) not incurred in the ordinary course of the Fund’s business, in each case, unless otherwise noted above, incurred by the Fund ((i) through (viii), collectively, the “Excluded Expenses”) to the annual rate of 1.75% of the average daily net assets attributable to each class of shares (if applicable) of the Fund (the “Expense Cap”). Expenses borne by the Manager or reimbursed to the Fund pursuant to the Expense Deferral Agreement are referred to below as “Deferred Fees and Expenses.” Where applicable, with respect to each class of shares, the Fund agrees to repay the Manager the Deferred Fees and Expenses. Such repayment shall be made monthly, but, with respect to each class of shares of the Fund, only if the operating expenses of such class of shares (exclusive of the Excluded Expenses), without regard to such repayment, are at an annual rate (as a percentage of the average daily net assets attributable to such class of shares) that does not exceed the lesser of (i) the Expense Cap (exclusive of the Excluded Expenses) with respect to such class of shares, and (ii) any other expense cap (exclusive of any excluded expenses) in effect with respect to such class of shares at the time of payment. Furthermore, the amount of Deferred Fees and Expenses paid by the Fund in any month, with respect to a class of shares of the Fund shall be limited so that the sum of (A) the amount of such payment and (B) the other operating expenses of the Fund with respect to such class of shares (exclusive of the Excluded Expenses) does not exceed the lesser of (I) the Expense Cap (exclusive of the Excluded Expenses) with respect to such class of shares, and (II) any expense cap (exclusive of any excluded expenses) in effect with respect to such class of shares at the time of payment. Notwithstanding all of the foregoing, Deferred Fees and Expenses shall not be payable by the Fund with respect to amounts paid, waived, or reimbursed by the Manager more than thirty-six (36) months after the date such amounts are paid, waived or reimbursed by the Manager. The Expense Deferral Agreement will continue in effect until July 31, 2027, provided, however, that the Fund’s obligation to repay Deferred Fees and Expenses, subject to the conditions described above, shall survive the expiration or termination of the agreement. The Manager may not terminate the Expense Deferral Agreement without the consent of the Board.